Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Accounts and Financing Receivable, after Allowance for Credit Loss [Abstract]
Bad debt expenses (net of reversal)	¥ 8,913,596		¥ 9,417,342	¥ 700,505	$ 1,239,996
Written off	¥ 6,746	$ 937	¥ 406,566	¥ 198,082